BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Supplement dated May 20, 2025

to the Prospectus dated October 28, 2024

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Christopher W. Clark will no longer serve as portfolio manager of the portion of the assets of the Small/Mid Cap Growth Fund managed by Victory Capital Management Inc. (“Victory Capital’s Allocated Portion of the Small/Mid Cap Growth Fund”). D. Scott Tracy, Stephen J. Bishop, Melissa Chadwick-Dunn, Paul Leung and Trevor Martin continue to serve as portfolio managers of Victory Capital’s Allocated Portion of the Small/Mid Cap Growth Fund.

Additionally, Craigh A. Cepukenas no longer serves as portfolio manager of the assets of the Small/Mid Cap Growth Fund managed by Artisan Partners Limited Partnership (“Artisan Partners’ Allocated Portion of the Small/Mid Cap Growth Fund”). James D. Hamel, Matthew H. Kamm, Jason L. White and Jay C. Warner continue to serve as portfolio managers of Artisan Partners’ Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, all references and information related to Christopher W. Clark and Craigh A. Cepukenas in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Supplement dated May 20, 2025

to the Statement of Additional Information (“SAI”) dated October 28, 2024

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Christopher W. Clark will no longer serve as portfolio manager of the portion of the assets of the Small/Mid Cap Growth Fund managed by Victory Capital Management Inc. (“Victory Capital’s Allocated Portion of the Small/Mid Cap Growth Fund”). D. Scott Tracy, Stephen J. Bishop, Melissa Chadwick-Dunn, Paul Leung and Trevor Martin continue to serve as portfolio managers of Victory Capital’s Allocated Portion of the Small/Mid Cap Growth Fund.

Additionally, Craigh A. Cepukenas no longer serves as portfolio manager of the assets of the Small/Mid Cap Growth Fund managed by Artisan Partners Limited Partnership (“Artisan Partners’ Allocated Portion of the Small/Mid Cap Growth Fund”). James D. Hamel, Matthew H. Kamm, Jason L. White and Jay C. Warner continue to serve as portfolio managers of Artisan Partners’ Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, all references and information related to Christopher W. Clark and Craigh A. Cepukenas in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE